Business Combinations (Details) - USD ($)	Jul. 18, 2025	Jul. 07, 2025
Business Combinations [Member]
Business combinations [Line Items]
Acquisition of the outstanding common shares		100.00%
Pacific Sun Packaging Inc. [Member]
Business combinations [Line Items]
Acquisition of the outstanding common shares		10.00%
Paid cash		$ 1,020,700
Outstanding promissory note		128,294
Working capital adjustment		114,969
AGA Precision Systems LLC [Member]
Business combinations [Line Items]
Paid cash	$ 650,000
Working capital adjustment	228,174
Minimum [Member] | Pacific Sun Packaging Inc. [Member]
Business combinations [Line Items]
Outstanding promissory note		250,000
Working capital adjustment		260,000
Maximum [Member] | Pacific Sun Packaging Inc. [Member]
Business combinations [Line Items]
Outstanding promissory note		1,145,915
Working capital adjustment	$ 228,174	114,969
Median [Member] | Pacific Sun Packaging Inc. [Member]
Business combinations [Line Items]
Outstanding promissory note		$ 458,366
AGA Precision Systems LLC [Member] | Business Combinations [Member]
Business combinations [Line Items]
Owned subsidiary percentage	100.00%